32. RELATED PARTY TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Millions			12 Months Ended
	Dec. 27, 2019	Nov. 25, 2019	Dec. 31, 2019	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Deliver contracted supply amount			R$ 40
Loss on realization of the receivables			R$ 688
In-court reorganization loan amount	R$ 65	R$ 10
Description of contract interest rate			The contracts specify interest equal to 100% of the accumulated variation in the DI rate, plus an annual spread, applied pro rata die (on 252-business-days basis), of 1.083% for the DIP contract and 2.5% for the DIP2 contract, up to the date of respective full payment.
Percentage of principal amount			120.00%
Eletrobras [Member]
Disclosure of transactions between related parties [line items]
Advance payments			R$ 70
Santo Antonio Energia [Member]
Disclosure of transactions between related parties [line items]
Advance payments			52
Sa Carvalho [Member]
Disclosure of transactions between related parties [line items]
Advance payments			12
Rosal [Member]
Disclosure of transactions between related parties [line items]
Advance payments			6
Related parties [Member]
Disclosure of transactions between related parties [line items]
Aggregate amounts of legal actions			98
Related parties [Member] | Cemig D [Member]
Disclosure of transactions between related parties [line items]
Public lighting contribution amount			190
Due and unpaid payment of debits relating to supply of power				R$ 113
Related parties [Member] | Cemig [Member]
Disclosure of transactions between related parties [line items]
Aggregate amounts of legal actions			32
Jointly-Controlled Entity [Member] | Madeira Energia (Santo Antonio plant) [Member] | Power Purchase Agreements [Member]
Disclosure of transactions between related parties [line items]
Reimbursement for decontracted supply			84
Outstanding amount			R$ 4